Fair Value Measurements - Assets and Liabilities Measured on a Recurring and Nonrecurring Basis (Details) - Recurring Basis [Member] - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	$ 896.7	$ 990.5
Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	1.0	0.7
Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	1.9	1.7
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	896.7	990.5
Fair Value, Inputs, Level 1 [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	1.0
Fair Value, Inputs, Level 1 [Member] | Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	1.9	1.7
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Other Assets [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets	$ 1.0	$ 0.7